Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The Plan's assets measured and reported in the financial statements at fair value on a recurring basis include the following (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Investments:
Common stock	$11,257	$—	$—	$—	$11,257
Fixed income mutual funds	49,860	—	—	—	49,860
Common and commingled trust funds	—	—	—	1,238,928	1,238,928
Total investments	$61,117	$—	$—	$1,238,928	$1,300,045

	December 31, 2024
	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Investments:
Common stock	$12,207	$—	$—	$—	$12,207
Fixed income mutual funds	37,022	—	—	—	37,022
Common and commingled trust funds	—	—	—	1,099,861	1,099,861
Total investments	$49,229	$—	$—	$1,099,861	$1,149,090
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits and its related disclosures. Investment objectives for these funds include retirement age target date, S&P 500 equity index, international equity index, extended equity market, intermediate bond index, international equity, short-term investments, and small mid-cap equity.